Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Dynamic Capital Appreciation Portfolio
March 31, 2025
VIPDCA-NPRT1-0525
1.799855.121
Common Stocks - 96.5%
	Shares	Value ($)
BELGIUM - 0.7%
Health Care - 0.7%
Biotechnology - 0.1%
Galapagos NV ADR (b)	13,300	334,096
Pharmaceuticals - 0.6%
UCB SA	8,100	1,425,451
TOTAL BELGIUM		1,759,547
BRAZIL - 1.4%
Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
MercadoLibre Inc (b)	1,460	2,848,270
Materials - 0.3%
Metals & Mining - 0.3%
Vale SA ADR	81,400	812,372
TOTAL BRAZIL		3,660,642
CANADA - 2.2%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Dollarama Inc	11,500	1,229,714
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Canadian Natural Resources Ltd (United States)	94,200	2,901,360
Information Technology - 0.6%
IT Services - 0.6%
Shopify Inc Class A (United States) (b)	15,900	1,518,132
TOTAL CANADA		5,649,206
CHINA - 4.2%
Communication Services - 1.1%
Interactive Media & Services - 1.1%
Tencent Holdings Ltd	43,100	2,753,916
Consumer Discretionary - 3.1%
Automobiles - 1.2%
BYD Co Ltd H Shares	58,500	2,962,237
Broadline Retail - 0.5%
PDD Holdings Inc Class A ADR (b)	11,100	1,313,685
Hotels, Restaurants & Leisure - 1.4%
Meituan B Shares (b)(c)(d)	70,100	1,410,585
Trip.com Group Ltd ADR	34,700	2,206,226
		3,616,811
TOTAL CONSUMER DISCRETIONARY		7,892,733

TOTAL CHINA		10,646,649
DENMARK - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Chemometec A/S	4,300	308,245
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (b)	10,400	947,024
INDIA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
One 97 Communications Ltd (b)	500	4,540
ISRAEL - 0.8%
Health Care - 0.5%
Biotechnology - 0.0%
Gamida Cell Ltd (e)	75,514	1
Gamida Cell Ltd warrants 4/21/2028 (b)(e)	11,600	0
		1
Pharmaceuticals - 0.5%
Teva Pharmaceutical Industries Ltd ADR (b)	88,800	1,364,856
TOTAL HEALTH CARE		1,364,857

Information Technology - 0.3%
IT Services - 0.3%
Wix.com Ltd (b)	4,000	653,520
TOTAL ISRAEL		2,018,377
JAPAN - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Chugai Pharmaceutical Co Ltd	21,800	998,692
NETHERLANDS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
BE Semiconductor Industries NV	13,500	1,389,979
TAIWAN - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
eMemory Technology Inc	2,000	140,376
Taiwan Semiconductor Manufacturing Co Ltd ADR	15,700	2,606,200

TOTAL TAIWAN		2,746,576
UNITED KINGDOM - 0.3%
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (b)	5,700	169,119
Industrials - 0.3%
Professional Services - 0.3%
RELX PLC ADR	13,700	690,617
TOTAL UNITED KINGDOM		859,736
UNITED STATES - 84.4%
Communication Services - 5.5%
Entertainment - 1.4%
Live Nation Entertainment Inc (b)	15,600	2,037,048
ROBLOX Corp Class A (b)	27,600	1,608,804
		3,645,852
Interactive Media & Services - 4.1%
Alphabet Inc Class A	20,080	3,105,171
Alphabet Inc Class C	24,460	3,821,386
Epic Games Inc (b)(e)(f)	156	99,735
Meta Platforms Inc Class A	5,900	3,400,524
		10,426,816
Consumer Discretionary - 9.9%
Broadline Retail - 5.3%
Amazon.com Inc (b)	70,660	13,443,772
Savers Value Village Inc (b)(g)	18,900	130,410
		13,574,182
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (b)	1,500	465,810
Hotels, Restaurants & Leisure - 1.7%
Airbnb Inc Class A (b)	22,200	2,652,012
Carnival Corp (b)	17,900	349,587
Kura Sushi USA Inc Class A (b)(g)	6,400	327,680
Starbucks Corp	11,000	1,078,990
		4,408,269
Household Durables - 0.5%
TopBuild Corp (b)	4,000	1,219,800
Specialty Retail - 2.2%
Floor & Decor Holdings Inc Class A (b)	6,000	482,820
Lowe's Cos Inc	21,500	5,014,445
		5,497,265
TOTAL CONSUMER DISCRETIONARY		25,165,326

Consumer Staples - 3.2%
Beverages - 1.7%
Coca-Cola Co/The	36,200	2,592,644
Constellation Brands Inc Class A	10,000	1,835,200
		4,427,844
Personal Care Products - 1.5%
Estee Lauder Cos Inc/The Class A	39,400	2,600,400
Kenvue Inc	52,500	1,258,950
		3,859,350
TOTAL CONSUMER STAPLES		8,287,194

Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp (b)	24,400	986,736
Cheniere Energy Inc	12,500	2,892,500
Range Resources Corp	31,500	1,257,795
		5,137,031
Financials - 15.8%
Banks - 2.5%
Huntington Bancshares Inc/OH	80,100	1,202,301
JPMorgan Chase & Co	11,000	2,698,300
M&T Bank Corp	14,500	2,591,875
		6,492,476
Capital Markets - 2.5%
Intercontinental Exchange Inc	19,000	3,277,500
Morgan Stanley	27,110	3,162,924
		6,440,424
Consumer Finance - 1.2%
Capital One Financial Corp	16,400	2,940,519
Financial Services - 7.8%
Fiserv Inc (b)	12,200	2,694,126
Mastercard Inc Class A	17,400	9,537,288
Rocket Cos Inc Class A (g)	62,700	756,789
Toast Inc Class A (b)	49,800	1,651,866
Visa Inc Class A	14,800	5,186,808
		19,826,877
Insurance - 1.8%
Arthur J Gallagher & Co	13,457	4,645,895
TOTAL FINANCIALS		40,346,191

Health Care - 15.0%
Biotechnology - 5.7%
AbbVie Inc	24,300	5,091,336
Adamas Pharmaceuticals Inc rights (b)(e)	47,000	0
Adamas Pharmaceuticals Inc rights (b)(e)	47,000	469
Alnylam Pharmaceuticals Inc (b)	10,379	2,802,538
Arcellx Inc (b)	2,300	150,880
Beam Therapeutics Inc (b)(g)	14,500	283,185
Biogen Inc (b)	5,300	725,252
Cytokinetics Inc (b)	4,600	184,874
Exact Sciences Corp (b)	46,200	1,999,998
Gilead Sciences Inc	22,500	2,521,125
Hookipa Pharma Inc (b)	3,210	3,467
Krystal Biotech Inc (b)	800	144,240
Moderna Inc (b)	9,400	266,490
Seres Therapeutics Inc (b)	10,900	7,631
Vor BioPharma Inc (b)	19,984	14,339
XOMA Royalty Corp (b)(g)	12,400	247,132
		14,442,956
Health Care Equipment & Supplies - 3.9%
Align Technology Inc (b)	7,600	1,207,336
Boston Scientific Corp (b)	74,100	7,475,208
Ceribell Inc	2,700	51,867
Penumbra Inc (b)	4,500	1,203,345
		9,937,756
Health Care Providers & Services - 2.5%
HealthEquity Inc (b)	13,700	1,210,669
Humana Inc	4,300	1,137,780
UnitedHealth Group Inc	7,600	3,980,500
		6,328,949
Health Care Technology - 0.2%
Veeva Systems Inc Class A (b)	3,100	718,053
Life Sciences Tools & Services - 1.0%
10X Genomics Inc Class A (b)	18,100	158,013
Bio-Techne Corp	8,500	498,355
Codexis Inc (b)	35,200	94,688
Danaher Corp	6,100	1,250,500
Thermo Fisher Scientific Inc	1,100	547,360
		2,548,916
Pharmaceuticals - 1.7%
Eli Lilly & Co	1,700	1,404,047
Royalty Pharma PLC Class A	87,300	2,717,649
Zevra Therapeutics Inc (b)(g)	16,800	125,832
		4,247,528
TOTAL HEALTH CARE		38,224,158

Industrials - 11.2%
Aerospace & Defense - 1.3%
GE Aerospace	16,000	3,202,400
Loar Holdings Inc (g)	300	21,195
		3,223,595
Building Products - 0.4%
Simpson Manufacturing Co Inc	7,900	1,240,931
Electrical Equipment - 1.2%
GE Vernova Inc	10,275	3,136,752
Machinery - 5.0%
Allison Transmission Holdings Inc	24,600	2,353,482
Deere & Co	10,500	4,928,175
Ingersoll Rand Inc	35,822	2,866,835
Westinghouse Air Brake Technologies Corp	13,900	2,520,765
		12,669,257
Professional Services - 2.6%
Equifax Inc	16,800	4,091,808
KBR Inc	20,685	1,030,320
UL Solutions Inc Class A	24,600	1,387,440
		6,509,568
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc (United Kingdom)	12,077	1,904,817
TOTAL INDUSTRIALS		28,684,920

Information Technology - 18.2%
Semiconductors & Semiconductor Equipment - 6.9%
Astera Labs Inc (b)	500	29,835
NVIDIA Corp	153,870	16,676,431
SiTime Corp (b)(g)	5,300	810,211
		17,516,477
Software - 8.2%
Appfolio Inc Class A (b)	600	131,940
Asapp Inc warrants 8/28/2028 (b)(e)(f)	61,925	67,498
Docusign Inc (b)	23,200	1,888,480
HubSpot Inc (b)	3,000	1,713,870
Microsoft Corp	42,542	15,969,842
Nutanix Inc Class A (b)	4,700	328,107
OpenAI Global LLC rights (b)(e)(f)	159,000	232,140
SailPoint Inc	1,500	28,125
Zeta Global Holdings Corp Class A (b)	21,800	295,608
		20,655,610
Technology Hardware, Storage & Peripherals - 3.1%
Apple Inc	35,860	7,965,582
TOTAL INFORMATION TECHNOLOGY		46,137,669

Materials - 2.8%
Chemicals - 0.5%
Sherwin-Williams Co/The	3,600	1,257,084
Construction Materials - 0.9%
Eagle Materials Inc	1,600	355,088
Martin Marietta Materials Inc	4,300	2,055,959
		2,411,047
Containers & Packaging - 0.9%
International Paper Co	42,900	2,288,715
Metals & Mining - 0.5%
Carpenter Technology Corp	7,000	1,268,260
TOTAL MATERIALS		7,225,106

Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Zillow Group Inc Class A (b)	4,600	307,556
Zillow Group Inc Class C (b)	24,000	1,645,440
		1,952,996
TOTAL UNITED STATES		215,233,259
TOTAL COMMON STOCKS (Cost $186,282,123)		246,222,472

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (e)(f)(h) (Cost $49,600)	49,600	48,504

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
AUSTRALIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Canva Inc Series A (b)(e)(f)	85	110,158
Canva Inc Series A2 (b)(e)(f)	15	19,440

TOTAL AUSTRALIA		129,598
UNITED STATES - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(e)(f)	1,600	20,224
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(e)(f)	5,300	13,727
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (e)(f)	5,252	214,964
Information Technology - 0.2%
Software - 0.2%
Asapp Inc Series C (b)(e)(f)	17,672	30,042
Asapp Inc Series D (b)(e)(f)	107,931	152,183
xAI Corp Series C (e)(f)	9,300	280,395
		462,620
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series C2 (b)(e)(f)	3,438	44,385
Illuminated Holdings Inc Series C3 (b)(e)(f)	4,298	55,488
Illuminated Holdings Inc Series C4 (b)(e)(f)	1,252	16,163
Illuminated Holdings Inc Series C5 (b)(e)(f)	2,617	33,785
		149,821
TOTAL UNITED STATES		861,356
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,371,198)		990,954

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (e)(f)(h) (Cost $66,000)	66,000	76,091

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.32	7,513,268	7,514,771
Fidelity Securities Lending Cash Central Fund (i)(j)	4.32	1,897,623	1,897,812
TOTAL MONEY MARKET FUNDS (Cost $9,412,583)			9,412,583

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $197,181,504)	256,750,604
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(1,478,568)
NET ASSETS - 100.0%	255,272,036

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,410,585 or 0.6% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,410,585 or 0.6% of net assets.

(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,514,922 or 0.6% of net assets.

(g)	Security or a portion of the security is on loan at period end.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	20,417

Anduril Industries Inc Series F	8/07/24	114,161

Asapp Inc Series C	4/30/21	116,584

Asapp Inc Series D	8/29/23	416,776

Asapp Inc warrants 8/28/2028	8/29/23	0

Canva Inc Series A	9/22/23	90,666

Canva Inc Series A2	9/22/23	16,000

ElevateBio LLC Series C	3/09/21	22,234

Epic Games Inc	3/29/21	138,060

Illuminated Holdings Inc 15%	6/14/23	49,600

Illuminated Holdings Inc 15%	9/27/23	66,000

Illuminated Holdings Inc Series C2	7/07/20	85,950

Illuminated Holdings Inc Series C3	7/07/20	128,940

Illuminated Holdings Inc Series C4	1/08/21	45,072

Illuminated Holdings Inc Series C5	6/16/21	113,054

OpenAI Global LLC rights	9/30/24	159,000

xAI Corp Series C	11/22/24	201,345

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	343,986	28,173,695	21,002,910	39,329	-	-	7,514,771	7,513,268	0.0%
Fidelity Securities Lending Cash Central Fund	1,309,587	12,092,975	11,504,750	1,814	-	-	1,897,812	1,897,623	0.0%
Total	1,653,573	40,266,670	32,507,660	41,143	-	-	9,412,583

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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